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Private & confidential
The Directors	Your ref	Ironwood
Ironwood Residential 2026-1 PLC
10th Floor,
5 Churchill Place
London, E14 5HU

Morgan Stanley Principal Funding, Inc.
1585 Broadway, New York, New York
10036, U.S.A.

Morgan Stanley & Co. International plc
25 Cabot Square
Canary Wharf
London, E14 4AD

26 October 2026

Dear All

Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 24 September 2026 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of loans referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of Ironwood Residential 2026-1 PLC (the “Issuer”), Morgan Stanley Principal Funding, Inc. (the “Retention Holder”) and Morgan Stanley & Co. International plc (the “Arranger”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540 Registered office: 15 Canada Square, London, E14 5GL For full details of our professional regulation please refer to ‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

1       Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Retention Holder is responsible for the subject matter on which the agreed-upon procedures are performed.

2       Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

3       Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

4       Procedures and Findings

Ironwood	2
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

We have been provided with a data file entitled “Ironwood – Loan IDs.xlsx” containing a list of loans proposed to be the subject of a securitisation (the “Portfolio”). A sample of 428 items was drawn at random from the Portfolio (the “Sample”). The number of items in the Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A.

The Retention Holder, or the respective mortgage portfolio servicer, has subsequently provided to us a data file entitled “Ironwood Tape - Aug 2026 - Data AUP.xlsb” containing details relating to items in the Sample as at 31 August 2026 (the “Portfolio Date”) (the “Extraction File”), together with source documentation relating to the loans in the Sample.

The procedures were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Retention Holder or the relevant mortgage portfolio servicer. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the mortgaged properties.

The procedures performed did not address, without limitation: (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the originator of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Findings

The findings from the agreed-upon procedures are set out in Appendix B.

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix B: on the basis of the number of differences between the Extraction File and the Sources identified in the Sample (as reported on the ‘Differences’ lines of Appendix B) and the number of missing sources relating to the Sample (as reported on the ‘Missing Sources’ line of Appendix B) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix B.

Ironwood	3
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

Details of the differences, missing documentation and missing data found as a result of the agreed-upon procedures, and listed in Appendix B, are set out in Appendix C.

5       General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures

Ironwood	4
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Attached:

Appendix A Scope of the Services

Appendix B Findings

Appendix C Details of Findings

Ironwood	5
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Provision of a data file

The Data AUP Letter Recipients have informed us that the Retention Holder will provide a data file to us containing a list of UK non-conforming mortgage loans proposed to be the subject of a securitisation (the “Portfolio”). We will draw a sample of items at random from the data file (the “Sample”) and will notify the items selected to the Retention Holder. The number of items in the Sample will be determined on the basis described under “Sampling” below.

The Retention Holder will then provide a data file to us containing details relating to items in the Sample as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Extraction File”).

The Retention Holder or the relevant mortgage portfolio servicer will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Sampling

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Portfolio using the following parameters:

■	Expected deviation rate: 0%
■	Tolerable deviation rate: 1%
■	Confidence level: 99%

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Extraction File are set out in the table below.

Ironwood	6
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

No.	Data Attribute	Source	Procedure		Tolerance
1	Originator	Loan Acceptance/ Loan Offer/ Welcome Letter

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, for loans serviced by Pepper (UK) Limited, where the Originator per the Extraction File differs from what is stated in the source, but can be evidenced by subsequent correspondence, this has not been marked as a difference.

As instructed by the Data AUP Letter Recipients, for loans serviced by Pepper (UK) Limited, where the Originator per the Extraction File differs from the source but both source are GE Money entities, this has not been marked as a difference.

None
2	Borrower name	Land Registry/ Legal Charge/ Loan Acceptance/ Loan Offer/ Welcome Letter	For each item in the Sample check if the data attribute per the IT System matches the source.		Differences attributable to spelling mistakes or contractions are to be treated as matching the source
	Geographic Region	Land Registry/ Legal Charge/ Loan Acceptance/ Loan Offer/ Welcome Letter

For each item in the Sample check if the data attribute per the Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, the following mapping has been used for this procedure:

None
			Geographic Region	Per Extraction File
			North East	TLC, UKC
3			North West	TLD, UKD
			Yorkshire and The Humber	TLE, UKE
			East Midlands	TLF, UKF
			West Midlands	TLG, UKG
			East of England	TLH, UKH
			London	TLI, UKI
			South East	TLJ, UKJ
			South West	TLK, UKK

Ironwood	7
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

			Wales	TLL
			Scotland	TLM
			Northern Ireland	TLN
4	Occupancy type	IT System	For each item in the Sample check if the data attribute per the Extraction File agrees to the source.		None
5	Original valuation type	Valuation Report	For each item in the Sample check if the data attribute per the Extraction File matches the source.		None
6	Property type	Valuation Report	For each loan check if the data attribute per the Extraction File agrees to the source.		None
7	Original valuation amount	Valuation Report

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, where the Extraction File does not match the source and data attribute can be evidenced from a Further Advance Valuation Report, this has not been marked as a difference.

None
8	Original valuation date	Valuation Report

For each loan check if the data attribute per the Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, where the Extraction File does not match the source and data attribute can be evidenced from a Further Advance Valuation Report, this has not been marked as a difference.

+/- 30 days
9	Document signatures	Valuation Report	For each item in the Sample check if the source is signed.		None
10	Loan origination date	IT System	For each item in the Sample check if the data attribute per the Extraction File matches the source.		+/- 30 days
11	Original loan balance	Loan Acceptance / Loan Offer / Welcome Letter	For each item in the Sample check if the data attribute per the Extraction File matches the source.		+/- 3%
12	Loan currency	Loan Acceptance / Loan Offer / Welcome Letter	For each item in the Sample check if the data attribute per the Extraction File matches the source.		None

Ironwood	8
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

13	Repayment method	IT System	For each loan check if the data attribute per the Extraction File agrees to the source.	None
14	Interest rate index	IT System	For each item in the Sample check if the data attribute per the Extraction File matches the source	None
15	Maturity date	IT System	For each item in the Sample check if the data attribute per the Extraction File matches the source.	+/- 30 days
16	Current interest rate	IT System	For each item in the Sample check if the data attribute per the Extraction File matches the source.	None
17	Current balance	IT System	For each item in the Sample check if the data attribute per the Extraction File matches the source.	None
18	Payment due	IT System	For each item in the Sample check if the data attribute per the Extraction File matches the source.	None
19	Payments made (last 3 months)	IT System	For each item in the Sample check if the data attributes per the Extraction File match the source.	None
20	Current arrears balance	IT System	For each item in the Sample check if the data attribute per the Extraction File matches the source.	+/- €5
21	Latest Forbearance type	IT System / Letter to Borrower

For each item in the Sample check if the data attribute per the Extraction File matches the source.

As instructed by the Data AUP Letter Recipients, for loans serviced by Topaz Finance Limited, where the Extraction File states a latest forbearance type but the source is blank, and documentary evidence is available to confirm a latest forbearance type was in place as at the date in the Extraction File, this has not been marked as a difference.

As instructed by the Data AUP Letter Recipients, for loans originated by Rooftop Mortgages Limited, the Extraction File does not contain the data attribute therefore this procedure has been marked as N/A.

None

Ironwood	9
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

22	Latest performance arrangement	IT System / Letter to Borrower

For each loan check if the data attribute per the Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, for loans serviced by Topaz Finance Limited, where the Extraction File states a latest performance arrangement but the source is blank, and documentary evidence is available to confirm a latest performance arrangement was in place as at the date in the Extraction File, this has not been marked as a difference.

As instructed by the Data AUP Letter Recipients, for loans serviced by Topaz Finance Limited, where the source states a latest performance arrangement prior to 25 September 2025 and the Extraction File does not contain the latest performance arrangement, this has been marked as missing data.

+/- 30 days
23	Legal charge	Land Registry/ Legal Charge/ Loan Acceptance/ Loan Offer/ Welcome Letter

For each item in the Sample check if the following entities are described as having first charge in the source:

•      Paratus AMC Limited

•      Topaz Finance Limited

•      Rooftop Mortgages Limited

•      Pepper (UK) Limited

None

Notes in relation to the manner of reporting certain findings

1)	Reporting the findings

Where within the Extraction File a data attribute for a particular loan is missing, this is to be reported as ‘missing data’ or ‘MD’.

Where a data attribute contained in the Extraction File for an individual loan does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where the Data AUP Letter Recipients have instructed us not to perform a procedure in relation to certain items within the Sample, this is to be reported as ‘not applicable’ or ‘N/A’.

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’, ‘missing from source’ or ‘MS’.

Ironwood	10
Document Classification – KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of UK non-conforming mortgage loans proposed to be the subject of a securitisation
26 October 2026

2)	Statistical interpretation

For the purposes of the statistical interpretation, the Data AUP Letter Recipients require us to present the statistical extrapolation for each procedure as follows:

Primary calculation:

i.	Calculation to be based on the total number of items in the Sample except where within the Extraction File a data attribute for a particular loan is missing in which event the calculation is to be based on the total number of items in the Sample after subtracting the number of items with missing data.
ii.	Calculation to be performed treating as errors both differences and missing sources.

Secondary calculation:

iii.	Calculation to be based on the total number of items in the Sample after subtracting the number of items with missing data and the number of items with missing sources.

iv.       Calculation to be performed treating as errors differences only.

Where a procedure specifies agreement to specific documentation, and the Retention Holder or the relevant mortgage portfolio servicer has provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

Ironwood	11
Document Classification – KPMG Confidential

Appendix B: Findings

Ironwood	Originator - Loan acceptance/ Loan offer/ Welcome Letter	Borrower name - Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Geographic region - Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Occupancy type - IT system	Original valuation type - Valuation report	Property type - Valuation report	Original valuation amount - Valuation report	Original valuation date - Valuation report	Document signatures - Valuation report	Loan origination date - IT system	Original Loan Balance - Loan acceptance/ Loan offer/ Welcome Letter	Loan currency - Loan acceptance / Loan offer/ Welcome Letter	Repayment method - IT system	Interest rate index - IT system	Maturity date - IT system	Current interest rate - IT system	Current balance - IT system	Payment Due - IT system	Payment made (last 3 months) - IT system	Current arrears balance - IT system	Latest forbearance type - IT system / Letter to Borrower	Latest performance arrangement - IT system / Letter to Borrower	Legal charge - Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter
Sample Size : 428
Portfolio Date : 31-Aug-26

Procedure Number	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20	21	22	23

Not Applicable (N/A)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	29	0	0	29

Sample Size	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428
Missing Data (MD)	0	0	0	4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	27	0	31

Primary Calculation:
(i) Sample excluding MD	428	428	428	424	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	401	428
- Differences (D)	0	1	6	0	0	7	5	7	0	0	1	0	0	0	0	1	6	1	2	0	2	10	2	51
- Missing Sources (MS)	1	1	0	1	10	10	12	12	17	1	1	1	1	1	1	1	1	1	1	1	1	1	4	81
(ii) Sum of Differences and Missing Sources	1	2	6	1	10	17	17	19	17	1	2	1	1	1	1	2	7	2	3	1	3	11	6	132
Statistical extrapolation	1.48%	1.87%	3.26%	1.48%	4.54%	6.60%	6.60%	7.18%	6.60%	1.48%	1.87%	1.48%	1.48%	1.48%	1.48%	1.87%	3.58%	1.87%	2.24%	1.48%	2.24%	5.17%	3.26%

Secondary Calculation:
(iii) Sample excluding MD and MS	427	427	428	423	418	418	416	416	411	427	427	427	427	427	427	427	427	427	427	427	427	400	424
(iv) Differences (D)	0	1	6	0	0	7	5	7	0	0	1	0	0	0	0	1	6	1	2	0	2	10	2	51
Statistical extrapolation	1.02%	1.48%	3.26%	1.02%	1.04%	3.67%	3.02%	3.69%	1.06%	1.02%	1.48%	1.02%	1.02%	1.02%	1.02%	1.48%	3.28%	1.48%	1.87%	1.02%	1.87%	4.86%	1.89%

KPMG Ref
2	-	-	-	MD	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	-
4	-	-	-	MD	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	-
5	MS	-	-	-	MS	MS	MS	MS	MS	-	MS	MS	-	-	-	-	-	-	-	-	N/A	-	-
10	-	-	-	MD	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	-
20	-	-	-	MD	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	D	-
23	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	N/A	-	-
26	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	D	-
28	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	N/A	-	-
32	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	D	-	-	-	-	-	-
33	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	D	-	-	-	-	D	-
34	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-	-
35	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-
36	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-
37	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-
38	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	D	-
39	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
40	-	MS	-	MS	-	-	D	D	-	MS	-	-	MS	MS	MS	MS	MS	MS	MS	MS	MS	MS	-
42	-	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
43	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	D	-
44	-	-	-	-	-	-	D	D	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-
45	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
46	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	D	-
47	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
49	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
50	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
51	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
59	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
69	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
81	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
86	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
91	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS
104	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
111	-	-	-	-	-	-	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
121	-	-	-	-	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	MD	-
129	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS

Appendix B: Findings

Ironwood	Originator - Loan acceptance/ Loan offer/ Welcome Letter	Borrower name - Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Geographic region - Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Occupancy type - IT system	Original valuation type - Valuation report	Property type - Valuation report	Original valuation amount - Valuation report	Original valuation date - Valuation report	Document signatures - Valuation report	Loan origination date - IT system	Original Loan Balance - Loan acceptance/ Loan offer/ Welcome Letter	Loan currency - Loan acceptance / Loan offer/ Welcome Letter	Repayment method - IT system	Interest rate index - IT system	Maturity date - IT system	Current interest rate - IT system	Current balance - IT system	Payment Due - IT system	Payment made (last 3 months) - IT system	Current arrears balance - IT system	Latest forbearance type - IT system / Letter to Borrower	Latest performance arrangement - IT system / Letter to Borrower	Legal charge - Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter
Sample Size : 428
Portfolio Date : 31-Aug-26

Procedure Number	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20	21	22	23

Not Applicable (N/A)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	29	0	0	29

Sample Size	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428
Missing Data (MD)	0	0	0	4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	27	0	31

Primary Calculation:
(i) Sample excluding MD	428	428	428	424	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	401	428
- Differences (D)	0	1	6	0	0	7	5	7	0	0	1	0	0	0	0	1	6	1	2	0	2	10	2	51
- Missing Sources (MS)	1	1	0	1	10	10	12	12	17	1	1	1	1	1	1	1	1	1	1	1	1	1	4	81
(ii) Sum of Differences and Missing Sources	1	2	6	1	10	17	17	19	17	1	2	1	1	1	1	2	7	2	3	1	3	11	6	132
Statistical extrapolation	1.48%	1.87%	3.26%	1.48%	4.54%	6.60%	6.60%	7.18%	6.60%	1.48%	1.87%	1.48%	1.48%	1.48%	1.48%	1.87%	3.58%	1.87%	2.24%	1.48%	2.24%	5.17%	3.26%

Secondary Calculation:
(iii) Sample excluding MD and MS	427	427	428	423	418	418	416	416	411	427	427	427	427	427	427	427	427	427	427	427	427	400	424
(iv) Differences (D)	0	1	6	0	0	7	5	7	0	0	1	0	0	0	0	1	6	1	2	0	2	10	2	51
Statistical extrapolation	1.02%	1.48%	3.26%	1.02%	1.04%	3.67%	3.02%	3.69%	1.06%	1.02%	1.48%	1.02%	1.02%	1.02%	1.02%	1.48%	3.28%	1.48%	1.87%	1.02%	1.87%	4.86%	1.89%

KPMG Ref
130	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
135	-	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
140	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
149	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-
153	-	-	-	-	-	D	-	-	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
155	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS
156	-	-	-	-	-	D	D	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
158	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
161	-	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
162	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
167	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
184	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
195	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
200	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
225	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
228	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
229	-	-	-	-	-	-	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
231	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
232	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
237	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
238	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
239	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
245	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
250	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
266	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
269	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D
287	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
289	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
297	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MS
303	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
309	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-
317	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	MD	-
322	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-
328	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
341	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
356	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D	-

Appendix B: Findings

Ironwood	Originator - Loan acceptance/ Loan offer/ Welcome Letter	Borrower name - Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Geographic region - Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Occupancy type - IT system	Original valuation type - Valuation report	Property type - Valuation report	Original valuation amount - Valuation report	Original valuation date - Valuation report	Document signatures - Valuation report	Loan origination date - IT system	Original Loan Balance - Loan acceptance/ Loan offer/ Welcome Letter	Loan currency - Loan acceptance / Loan offer/ Welcome Letter	Repayment method - IT system	Interest rate index - IT system	Maturity date - IT system	Current interest rate - IT system	Current balance - IT system	Payment Due - IT system	Payment made (last 3 months) - IT system	Current arrears balance - IT system	Latest forbearance type - IT system / Letter to Borrower	Latest performance arrangement - IT system / Letter to Borrower	Legal charge - Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter
Sample Size : 428
Portfolio Date : 31-Aug-26

Procedure Number	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20	21	22	23

Not Applicable (N/A)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	29	0	0	29

Sample Size	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428
Missing Data (MD)	0	0	0	4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	27	0	31

Primary Calculation:
(i) Sample excluding MD	428	428	428	424	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	428	401	428
- Differences (D)	0	1	6	0	0	7	5	7	0	0	1	0	0	0	0	1	6	1	2	0	2	10	2	51
- Missing Sources (MS)	1	1	0	1	10	10	12	12	17	1	1	1	1	1	1	1	1	1	1	1	1	1	4	81
(ii) Sum of Differences and Missing Sources	1	2	6	1	10	17	17	19	17	1	2	1	1	1	1	2	7	2	3	1	3	11	6	132
Statistical extrapolation	1.48%	1.87%	3.26%	1.48%	4.54%	6.60%	6.60%	7.18%	6.60%	1.48%	1.87%	1.48%	1.48%	1.48%	1.48%	1.87%	3.58%	1.87%	2.24%	1.48%	2.24%	5.17%	3.26%

Secondary Calculation:
(iii) Sample excluding MD and MS	427	427	428	423	418	418	416	416	411	427	427	427	427	427	427	427	427	427	427	427	427	400	424
(iv) Differences (D)	0	1	6	0	0	7	5	7	0	0	1	0	0	0	0	1	6	1	2	0	2	10	2	51
Statistical extrapolation	1.02%	1.48%	3.26%	1.02%	1.04%	3.67%	3.02%	3.69%	1.06%	1.02%	1.48%	1.02%	1.02%	1.02%	1.02%	1.48%	3.28%	1.48%	1.87%	1.02%	1.87%	4.86%	1.89%

KPMG Ref
364	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
366	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
378	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
384	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
385	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
399	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
400	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
402	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
405	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
406	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	MD	-
409	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
410	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-
412	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	D
413	-	-	-	-	-	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
428	-	-	-	-	MS	MS	MS	MS	MS	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
38	Procedure 2	Borrower name	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Does the Borrower(s) Name per the Source match the IT System?	D	Third Borrower Name per the Source does not match the IT System
26	Procedure 3	Geographic region	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	UKI	D	UKH
51	Procedure 3	Geographic region	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	TLI	D	TLH
69	Procedure 3	Geographic region	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	TLI	D	TLJ
158	Procedure 3	Geographic region	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	TLJ	D	TLH
384	Procedure 3	Geographic region	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	TLI	D	TLJ
399	Procedure 3	Geographic region	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	TLJ	D	TLH
39	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	D	Residential (Terraced House)
47	Procedure 6	Property type	Valuation report	Other	D	Residential (House, detached or semi-detached)
49	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	D	Residential (Terraced House)
153	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	D	Residential (Terraced House)
156	Procedure 6	Property type	Valuation report	Residential (Terraced House)	D	Residential (House, detached or semi-detached)
228	Procedure 6	Property type	Valuation report	Residential (Bungalow)	D	Residential (Terraced House)
250	Procedure 6	Property type	Valuation report	Residential (Flat/Apartment)	D	Residential (Terraced House)
28	Procedure 7	Original valuation amount	Valuation report	110,000.00	D	130,000.00
40	Procedure 7	Original valuation amount	Valuation report	300,000.00	D	240,000.00
44	Procedure 7	Original valuation amount	Valuation report	360,000.00	D	320,000.00
156	Procedure 7	Original valuation amount	Valuation report	230,000.00	D	0.00
366	Procedure 7	Original valuation amount	Valuation report	165,000.00	D	155,000.00
40	Procedure 8	Original valuation date	Valuation report	15/03/2006	D	14/08/2003
42	Procedure 8	Original valuation date	Valuation report	08/11/2006	D	08/11/2004

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
44	Procedure 8	Original valuation date	Valuation report	10/04/2006	D	31/10/2003
135	Procedure 8	Original valuation date	Valuation report	10/08/2006	D	18/02/2006
156	Procedure 8	Original valuation date	Valuation report	28/06/2005	D	27/01/2005
161	Procedure 8	Original valuation date	Valuation report	08/12/2005	D	02/02/2006
413	Procedure 8	Original valuation date	Valuation report	13/07/2006	D	21/04/2006
121	Procedure 11	Original Loan Balance	Loan acceptance/ Loan offer/ Welcome Letter	71,800.00	D	69,541.00
34	Procedure 16	Current interest rate	IT system	6.16%	D	6.39%
32	Procedure 17	Current balance	IT system	50,356.39	D	50,356.38
33	Procedure 17	Current balance	IT system	28,748.78	D	28,748.77
35	Procedure 17	Current balance	IT system	250,570.74	D	250,570.57
36	Procedure 17	Current balance	IT system	113,060.40	D	113,060.39
44	Procedure 17	Current balance	IT system	199,744.44	D	199,744.43
46	Procedure 17	Current balance	IT system	128,260.54	D	128,260.55
37	Procedure 18	Payment Due	IT system	461.80	D	473.73
23	Procedure 19	Payment made (last 3 months)	IT system	June (0); July (980); August (985)	D	June (980); July (0); August (985)
38	Procedure 19	Payment made (last 3 months)	IT system	June (1500); July (250); August (1000)	D	June (900), July (850), August (1000)
43	Procedure 21	Latest forbearance type	IT system / Letter to Borrower	Not in forbearance	D	Payment Arrangement
317	Procedure 21	Latest forbearance type	IT system / Letter to Borrower	Not in forbearance	D	Payment Arrangement
20	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	D	15/08/2026
26	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	D	31/01/2024
33	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	16/10/2024	D	31/03/2026
38	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	17/10/2023	D	31/07/2025
43	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	D	28/01/2019
46	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	28/03/2025	D	30/08/2026
149	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	D	09/07/2026
309	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	D	31/07/2026
322	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	D	27/08/2026
356	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	D	03/07/2026
269	Procedure 23	Legal charge	Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter	Do Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited have 1st Lien ?	D	Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited do not have 1st Lien
412	Procedure 23	Legal charge	Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter	Do Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited have 1st Lien ?	D	Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited do not have 1st Lien
2	Procedure 4	Occupancy type	IT system	No Data	MD	Missing Data

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
4	Procedure 4	Occupancy type	IT system	No Data	MD	Missing Data
10	Procedure 4	Occupancy type	IT system	No Data	MD	Missing Data
20	Procedure 4	Occupancy type	IT system	No Data	MD	Missing Data
50	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
59	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
81	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
86	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
104	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
121	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
130	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
140	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
162	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
167	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
184	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
195	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
200	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
225	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
231	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
237	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
239	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
245	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
287	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
289	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
303	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
317	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
328	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
364	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
378	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
385	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
406	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	00/01/1900	MD	Missing Data
5	Procedure 1	Originator	Loan acceptance/ Loan offer/ Welcome Letter	ROOFTOP MORTGAGES LT	MS	Missing Source
40	Procedure 2	Borrower name	Land registry/ Legal charge/Loan acceptance/Loan Offer/ Welcome Letter	Does the Borrower(s) Name per the Source match the IT System?	MS	Loan not appearing within LMS system - Unable to confirm
40	Procedure 4	Occupancy type	IT system	Owner-occupied	MS	Missing from Source
5	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
33	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
45	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
238	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing source
400	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
402	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
405	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
409	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
410	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
428	Procedure 5	Original valuation type	Valuation report	Full, internal and external inspection	MS	Missing Source
5	Procedure 6	Property type	Valuation report	Residential (Flat/Apartment)	MS	Missing Source
33	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	MS	Missing Source
45	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	MS	Missing Source
238	Procedure 6	Property type	Valuation report	Residential (Terraced House)	MS	Missing source
400	Procedure 6	Property type	Valuation report	Residential (Terraced House)	MS	Missing Source
402	Procedure 6	Property type	Valuation report	Residential (Terraced House)	MS	Missing Source
405	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	MS	Missing Source
409	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	MS	Missing Source
410	Procedure 6	Property type	Valuation report	Residential (Terraced House)	MS	Missing Source
428	Procedure 6	Property type	Valuation report	Residential (House, detached or semi-detached)	MS	Missing Source
5	Procedure 7	Original valuation amount	Valuation report	176,500.00	MS	Missing Source
33	Procedure 7	Original valuation amount	Valuation report	110,000.00	MS	Missing Source
45	Procedure 7	Original valuation amount	Valuation report	120,000.00	MS	Missing Source
111	Procedure 7	Original valuation amount	Valuation report	375,000.00	MS	Missing from source
229	Procedure 7	Original valuation amount	Valuation report	250,000.00	MS	Missing from source
238	Procedure 7	Original valuation amount	Valuation report	130,000.00	MS	Missing source
400	Procedure 7	Original valuation amount	Valuation report	125,000.00	MS	Missing Source
402	Procedure 7	Original valuation amount	Valuation report	127,000.00	MS	Missing Source
405	Procedure 7	Original valuation amount	Valuation report	92,500.00	MS	Missing Source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
409	Procedure 7	Original valuation amount	Valuation report	165,000.00	MS	Missing Source
410	Procedure 7	Original valuation amount	Valuation report	100,000.00	MS	Missing Source
428	Procedure 7	Original valuation amount	Valuation report	170,000.00	MS	Missing Source
5	Procedure 8	Original valuation date	Valuation report	19-12-2005	MS	Missing Source
33	Procedure 8	Original valuation date	Valuation report	23/09/2005	MS	Missing Source
45	Procedure 8	Original valuation date	Valuation report	07/10/2005	MS	Missing Source
111	Procedure 8	Original valuation date	Valuation report	19/10/2005	MS	Missing from source
229	Procedure 8	Original valuation date	Valuation report	12/05/2006	MS	Missing from source
238	Procedure 8	Original valuation date	Valuation report	14/06/2006	MS	Missing source
400	Procedure 8	Original valuation date	Valuation report	21/09/2006	MS	Missing Source
402	Procedure 8	Original valuation date	Valuation report	19/09/2006	MS	Missing Source
405	Procedure 8	Original valuation date	Valuation report	26/09/2006	MS	Missing Source
409	Procedure 8	Original valuation date	Valuation report	06/10/2006	MS	Missing Source
410	Procedure 8	Original valuation date	Valuation report	17/10/2006	MS	Missing Source
428	Procedure 8	Original valuation date	Valuation report	12/10/2006	MS	Missing Source
5	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
32	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing from source
33	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
45	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
111	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing from source
153	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing from source
229	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing from source
232	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing from source
238	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing source
266	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing from source
341	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing from source
400	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
402	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
405	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
409	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
410	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
428	Procedure 9	Document signatures	Valuation report	Has the Valuation Report been signed by the Valuer?	MS	Missing Source
40	Procedure 10	Loan origination date	IT system	03/10/2003	MS	Missing from Source
5	Procedure 11	Original Loan Balance	Loan acceptance/ Loan offer/ Welcome Letter	150,025.00	MS	Missing Source
5	Procedure 12	Loan currency	Loan acceptance / Loan offer/ Welcome Letter	GBP	MS	Missing Source
40	Procedure 13	Repayment method	IT system	Repayment	MS	Missing from Source
40	Procedure 14	Interest rate index	IT system	BoE Base Rate	MS	Missing from Source
40	Procedure 15	Maturity date	IT system	03/10/2028	MS	Missing from Source
40	Procedure 16	Current interest rate	IT system	6.25%	MS	Missing from Source
40	Procedure 17	Current balance	IT system	230,309.72	MS	Missing from Source
40	Procedure 18	Payment Due	IT system	1,263.84	MS	Missing from Source
40	Procedure 19	Payment made (last 3 months)	IT system	June (0); July (0); August (0)	MS	Missing from Source
40	Procedure 20	Current arrears balance	IT system	127,744.09	MS	Missing from Source
40	Procedure 21	Latest forbearance type	IT system / Letter to Borrower	Payment arrangement	MS	Missing from Source
40	Procedure 22	Latest performance arrangement	IT system / Letter to Borrower	16/06/2026	MS	Missing from Source
91	Procedure 23	Legal charge	Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter	Do Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited have 1st Lien ?	MS	Missing from Source
129	Procedure 23	Legal charge	Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter	Do Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited have 1st Lien ?	MS	Missing source
155	Procedure 23	Legal charge	Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter	Do Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited have 1st Lien ?	MS	Missing from source

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
297	Procedure 23	Legal charge	Land registry/ Legal charge/Loan acceptance/ Loan Offer/ Welcome Letter	Do Paratus AMC Limited / Topaz Finance Limited / Rooftop Mortgages Limited / Pepper (UK) Limited have 1st Lien ?	MS	Missing Source